Related Party Disclosures	12 Months Ended
Dec. 31, 2020
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Related Party Disclosures
29.	RELATED PARTY DISCLOSURES
Compensation of key management personnel
The emoluments of directors of the Company and other members of key management during the years ended December 31, 2018, 2019 and 2020 are set out in Note 9.
From January 1, 2020, the Company leased staff dormitory premises from an entity beneficially owned and controlled by Mr. Jianhui Lai, who is the chairman and chief executive officer of the Company, at a monthly rental of RMB600,000 (US$91,954). For the year ended December 31, 2020, the Group has paid rentals totaled
RMB7,200,000 (US$1,103,448)
to the related party. There were no rental commitment outstanding as of December 31, 2020.